Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 467	$ (454)	$ 687
Other comprehensive income (loss), net of tax:
Change in cumulative foreign currency translation adjustment	(392)	(148)	231
Comprehensive income (loss)	75	(602)	918
Comprehensive income attributable to non-controlling interest	17	(7)	(1)
Comprehensive income (loss) attributable to Highway Holdings Limited’s shareholders	$ 92	$ (609)	$ 917